Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
General and administrative expenses		$ 12,729	$ 16,567	$ 2,723
Research and development expenses		3,059	2,711	1,898
Selling and marketing expenses		992	661	569
Impairment and amortization		11,085
Listing expenses			16,802
Operating loss		(27,865)	(36,741)	(5,190)
Finance expenses		13,493	7,891	1,128
Finance income		5,957	1,580	28
Gain from remeasurement of investment in associated company			22,164
Share of net profit (loss) of associated companies			(101)	106
Loss before income tax		(35,401)	(20,989)	(6,184)
Income tax
Net loss		(35,401)	(20,989)	(6,184)
Other comprehensive loss:		(1,265)	(283)	(760)
Total comprehensive loss		(36,666)	(21,272)	(6,944)
Net loss attributable to:
Equity holders of the Company		(31,092)	(20,914)
Non- controlling interest		$ (4,309)	$ (75)
Basic loss per share attributable to shareholders	[1]	$ (7,120)	$ (476,555)	$ (515,191)	[2]
Diluted loss per share attributable to shareholders	[1],[3]	$ (7,120)	$ (476,555)	$ (515,191)	[2],[4]

[1]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, and August 7, 2025, respectively of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Notes 17.4, 1.F, 1.G, 28.13, and 28.14.
[2]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also Note 1.B.
[3]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 17.4, 1.F, 1.G, 28.13 and 28.14.
[4]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.